SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Assumptions) (Details)	12 Months Ended
Dec. 31, 2015
Significant Accounting Policies Schedule Of Fair Value Assumptions Details
Dividend yield	0.00%
Expected volatility	53.10%
Risk-free interest	1.60%
Expected life	5 years 9 months 29 days
Early exercise multiple	4.00%